Earnings per share	12 Months Ended
Mar. 31, 2018
Earnings per share
Earnings per share

21.         Earnings per share

	At March 31,
	2018	2017	2016
Basic earnings per ordinary share (€)	1.2151	1.0530	1.1626
Diluted earnings per ordinary share (€)	1.2045	1.0464	1.1563
Number of ordinary shares (in Ms) used for EPS
Basic	1,193.5	1,249.7	1,341.0
Diluted (a)	1,204.0	1,257.5	1,348.4

(a)	Details of share options in issue have been described more fully in Note 14 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.

Diluted earnings per share takes account solely of the potential future exercise of share options granted under the Company’s share option schemes. For fiscal year 2018, the weighted average number of shares in issue of 1,204.0 million includes weighted average share options assumed to be converted, and equal to a total of 10.5 million shares.  For  fiscal year 2017, the weighted average number of shares in issue of 1,257.5 million includes weighted average share options assumed to be converted, and equal to a total of 7.8 million shares. For fiscal year 2016, the weighted average number of shares in issue of 1,348.4 million includes weighted average share options assumed to be converted, and equal to a total of 7.4 million shares.